Risk Management Activities - Maximum Exposure to Credit Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Maximum credit exposure	$ 77	$ 23
Credit risk
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,508
Credit risk | Trade and other receivables(2)
Disclosure of credit risk exposure [line items]
Maximum credit exposure	$ 767
Trade and other receivables(2) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Trade and other receivables(2) | Investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	87.00%
Trade and other receivables(2) | Non-investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	13.00%
Long-term portion of finance lease receivables | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum credit exposure	$ 305
Long-term portion of finance lease receivables | Investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Long-term portion of finance lease receivables | Non-investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Risk management assets | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum credit exposure	$ 411
Risk management assets | Investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	58.00%
Risk management assets | Non-investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	42.00%
Loan receivable | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum credit exposure	$ 25
Receivable with no external credit rating	$ 25
Loan receivable | Investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Loan receivable | Non-investment grade (per cent) | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%